Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 621,956	$ 579,730
Allowance for credit losses	(3,100)	(2,912)
Loans, net of allowance for credit losses	618,856	576,818
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	308,091	282,471
Allowance for credit losses	(402)	(382)
Loans, net of allowance for credit losses	307,689	282,089
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	92,250	92,700
Allowance for credit losses	(762)	(841)
Loans, net of allowance for credit losses	91,488	91,859
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	20,311	19,415
Allowance for credit losses	(791)	(725)
Loans, net of allowance for credit losses	19,520	18,690
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,434	4,866
Allowance for credit losses	(50)	(49)
Loans, net of allowance for credit losses	5,384	4,817
Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	195,870	180,278
Allowance for credit losses	(1,095)	(915)
Loans, net of allowance for credit losses	194,775	179,363
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	214,200	204,652
Allowance for credit losses	(225)	(90)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	332,021	319,853
Allowance for credit losses	(70)	(64)
Canada [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	518,677	474,671
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	287,767	265,831
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	81,547	82,112
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	19,617	18,793
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,434	4,866
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	124,312	103,069
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	208,336	199,395
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	101,017	96,146
United States [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	78,632	80,475
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,012	13,493
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7,399	7,172
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	439	368
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	53,782	59,442
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,063	4,007
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	176,022	169,910
Other International [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	24,647	24,584
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,312	3,147
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,304	3,416
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	255	254
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	17,776	17,767
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	801	1,250
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 54,982	$ 53,797